Note 4 - Segment Information	9 Months Ended
Dec. 31, 2013
Notes
Note 4 - Segment Information

NOTE 4 – SEGMENT INFORMATION

The Company operates in the United States and Canada. Segment information for these geographic areas is as follows:

	For the Three Months Ended December		For the Nine Months Ended December
Sales	2013	2012	2013	2012
Canada	$4,288,155	$2,386,091	$11,492,468	$9,940,391
United States	5,242,682	1,154,970	14,562,405	1,657,536
Total	$9,530,837	$3,541,061	$26,054,873	$11,597,927

			December 31,	March 31,
Long-lived assets			2013	2013
Canada			$1,424,129	$1,583,613
United States			1,119,422	648,742
Total			$2,543,551	$2,232,355